SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2015			December 31, 2016
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,122,591,048			2,093,995,776
Priority share	1			1
Preference shares	1,000,000,001			1,000,000,001
Class A ordinary shares	1,000,000,000			1,000,000,000
Class B ordinary shares	61,295,523			46,997,887
Class C ordinary shares	61,295,523			46,997,887
Issued and fully paid:	342,056,754	€8.7	366	330,616,989	€7.4	288
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	282,161,148	2.8	122	285,019,019	2.8	124
Class B ordinary shares	47,895,605	4.8	170	45,037,734	4.5	161
Class C ordinary shares	12,000,000	1.1	74	560,235	0.1	3